November 7, 2022

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

RE:	Minnesota Life Variable Annuity Account
File Numbers 333-233295 and 811-04294

Dear Ladies and Gentlemen:

On behalf of Variable Annuity Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectus and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant’s registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on November 1, 2022.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-2880.

Sincerely,

/s/ Caleb Nicholson

Caleb Nicholson

Attorney